REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM

To the Board of Trustees of The Advisors Inner
Circle Fund
and Shareholders of AlphaOne Small Cap Opportunities
Fund, AlphaOne VIMCO Small Cap Value Fund, AlphaOne
NextGen Technology Fund, CIBC Atlas All Cap Growth
Fund, CIBC Atlas Disciplined Equity Fund, CIBC Atlas
Equity Income Fund, CIBC Atlas Mid Cap Equity Fund,
CIBC Atlas Income Opportunities Fund, Cambiar
Opportunity Fund, Cambiar SMID Fund, Cambiar Small
Cap Fund, Cambiar International Equity Fund, Cambiar
International Small Cap Fund, Cambiar Global Equity
Fund, Cambiar Global Ultra Focus Fund, Edgewood
Growth Fund, Haverford Quality Growth Stock Fund,
LSV Conservative Value Equity Fund, LSV Small Cap
Value Fund, LSV Value Equity Fund, LSV U.S. Managed
Volatility Fund, LSV Global Managed Volatility Fund,
LSV Global Value Fund, Sands Capital Global Growth
Fund, Thomson Horstmann & Bryant Microcap Fund,
Westwood LargeCap Value Fund, Westwood Low
Volatility Equity Fund, Westwood SMidCap Plus Fund,
Westwood SMidCap Fund, Westwood SmallCap Fund,
Westwood MLP and Strategic Energy Fund, Westwood
Income Opportunity Fund, Westwood Worldwide Income
Opportunity Fund, Westwood Emerging Markets Fund,
Westwood Short Duration High Yield Fund, Westwood
Opportunistic High Yield Fund, Westwood Market
Neutral Income Fund and Westwood Strategic
Convertibles Fund

In planning and performing our audits of the
financial statements of AlphaOne Small Cap
Opportunities Fund, AlphaOne VIMCO Small Cap Value
Fund, AlphaOne NextGen Technology Fund, CIBC Atlas
All Cap Growth Fund, CIBC Atlas Disciplined Equity
Fund, CIBC Atlas Equity Income Fund, CIBC Atlas Mid
Cap Equity Fund, CIBC Atlas Income Opportunities
Fund, Cambiar Opportunity Fund, Cambiar SMID Fund,
Cambiar Small Cap Fund, Cambiar International Equity
Fund, Cambiar International Small Cap Fund, Cambiar
Global Equity Fund, Cambiar Global Ultra Focus Fund,
Edgewood Growth Fund, Haverford Quality Growth Stock
Fund, LSV Conservative Value Equity Fund, LSV Small
Cap Value Fund, LSV Value Equity Fund, LSV U.S.
Managed Volatility Fund, LSV Global Managed
Volatility Fund, LSV Global Value Fund, Sands
Capital Global Growth Fund, Thomson Horstmann &
Bryant Microcap Fund, Westwood LargeCap Value Fund,
Westwood Low Volatility Equity Fund, Westwood
SMidCap Plus Fund, Westwood SMidCap Fund, Westwood
SmallCap Fund, Westwood MLP and Strategic Energy
Fund, Westwood Income Opportunity Fund, Westwood
Worldwide Income Opportunity Fund, Westwood Emerging
Markets Fund, Westwood Short Duration High Yield
Fund, Westwood Opportunistic High Yield Fund,
Westwood Market Neutral Income Fund and Westwood
Strategic Convertibles Fund (collectively, the
Funds), thirty-eight of the series constituting The
Advisors Inner Circle Trust (the Company), as of and
for the year ended October 31, 2018, in accordance
with the standards of the Public Company Accounting
Oversight Board (United States), we considered the
Companys internal control over financial reporting,
including controls over safeguarding securities, as
a basis for designing our auditing procedures for
the purpose of expressing our opinions on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose
of expressing an opinion on the effectiveness of the
Companys internal control over financial reporting.
Accordingly, we express no such opinion.
The management of the Company is responsible for
establishing and maintaining effective internal
control over financial reporting.  In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls.  A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally accepted
accounting principles.  A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with U.S. generally
accepted accounting principles, and that receipts
and expenditures of the company are being made only
in accordance with authorizations of management and
directors of the company; and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use or disposition of a
companys assets that could have a material effect on
the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements.  Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis.  A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that there is
a reasonable possibility that a material
misstatement of the companys annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Companys internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Companys
internal control over financial reporting and its
operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of October 31, 2018.
This report is intended solely for the information
and use of management and the Board of Trustees of
The Advisors Inner Circle Trust and the Securities
and Exchange Commission and is not intended to be
and should not be used by anyone other than these
specified parties.
/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 28, 2018